Net Income (loss) per Common Share	9 Months Ended
Mar. 28, 2025
Earnings Per Share [Abstract]
Net Income (loss) per Common Share
Note 13. Net Income (loss) per Common Share
The separation was executed through WDC’s pro rata distribution of 80.1% of the outstanding shares of common stock of the Company to holders of WDC’s common stock as of February 21, 2025. On the separation date, the Company issued 145 million shares of common stock, par value $0.01 per share. This share amount is utilized for the calculation of basic and diluted earnings per share for all periods presented prior to the separation, and these shares are treated as issued and outstanding for purposes of calculating historical earnings per share. For periods prior to the separation, it is assumed that there are no dilutive equity instruments as there
were no equity awards of Sandisk outstanding prior to the separation.
The following table presents the computation of basic and diluted income (loss) per common share:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions, except per share amounts)
Net income (loss)	$(1,618)	$(792)
Weighted average shares outstanding:
Basic and diluted	145	145
Net income (loss) per common share:
Basic and diluted	$(11.16)	$(5.46)
Dilutive weighted-average shares (1)	2	—

(1)	Dilutive stock-based awards were excluded from the calculation of diluted shares because their effect would have been anti-dilutive.

Basic net income (loss) per share is computed using (i) net income (loss) divided by (ii) weighted average basic shares outstanding. Diluted net income (loss) per share is computed as (i) net income divided by (ii) weighted average diluted shares outstanding. The treasury stock method is used to determine the dilutive impact of unvested equity awards.
Potentially dilutive shares include dilutive outstanding employee RSUs, PSUs, and rights to purchase shares of common stock under the ESPP. For the nine months ended March 28, 2025, the Company recorded a net loss, and as such, all potentially dilutive securities have been excluded from that period as including them would be anti-dilutive.